Goodwill and Intangible Assets - Allocation of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,997.3	$ 2,702.7
Intangible assets	3,196.8	2,974.2
Total	6,194.1	5,676.9	$ 6,072.5
Allied World
Disclosure of information for cash-generating units [line items]
Goodwill	938.8	937.9
Intangible assets	659.2	710.0
Total	1,598.0	1,647.9
Recipe
Disclosure of information for cash-generating units [line items]
Goodwill	279.3	261.8
Intangible assets	1,035.5	984.9
Total	1,314.8	1,246.7
Brit
Disclosure of information for cash-generating units [line items]
Goodwill	200.2	154.3
Intangible assets	594.2	561.1
Total	794.4	715.4
Zenith National
Disclosure of information for cash-generating units [line items]
Goodwill	317.6	317.6
Intangible assets	99.3	107.2
Total	416.9	424.8
Crum & Forster
Disclosure of information for cash-generating units [line items]
Goodwill	188.2	185.9
Intangible assets	111.7	108.3
Total	299.9	294.2
Boat Rocker
Disclosure of information for cash-generating units [line items]
Goodwill	93.8	61.7
Intangible assets	154.1	62.2
Total	247.9	123.9
AGT
Disclosure of information for cash-generating units [line items]
Goodwill	174.7	0.0
Intangible assets	58.9	0.0
Total	233.6	0.0
Thomas Cook India
Disclosure of information for cash-generating units [line items]
Goodwill	150.6	133.4
Intangible assets	55.8	52.7
Total	206.4	186.1
Northbridge
Disclosure of information for cash-generating units [line items]
Goodwill	92.5	87.8
Intangible assets	90.9	76.6
Total	183.4	164.4
Odyssey Group
Disclosure of information for cash-generating units [line items]
Goodwill	119.7	119.7
Intangible assets	62.8	57.7
Total	182.5	177.4
AMAG Insurance
Disclosure of information for cash-generating units [line items]
Goodwill	43.7	42.2
Intangible assets	102.3	101.5
Total	146.0	143.7
All other
Disclosure of information for cash-generating units [line items]
Goodwill	398.2	400.4
Intangible assets	172.1	152.0
Total	$ 570.3	$ 552.4